Business combinations - Additional information for Skillaz (Details) - RUB (₽) ₽ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Net gain on financial assets measured at fair value through profit and loss (Note 8(a))				₽ 34,508	₽ 150
Skillaz
Disclosure of detailed information about business combination [line items]
Fair value of call option		₽ 59,999	₽ 59,999	59,999
Fair value of call option, prior to acquisition date					₽ 25,491
Net gain on financial assets measured at fair value through profit and loss (Note 8(a))				34,508
Expected volatility		38.00%			38.00%
Risk-free interest rate		4.80%			3.90%
Pre-tax discount rate applied to the cash flow projections		21.30%
Terminal growth rate		2.50%
Average annual revenue growth rate		45.70%
Discount fr the lack of control		12.80%
Fair value of software, trademarks, web site and client base recognized as intangible assets		₽ 609,420
Deferred tax liability		0
Trade and other receivables		3,223
Gross amount of trade receivables		8,004
Bad debt provision		₽ 4,781
Revenue of acquiree since acquisition date			255,000
Profit (loss) before tax of acquiree since acquisition date			₽ 200,000
Revenue from continuing operations if combination had occurred on beginning of the period				16,039
Profit before tax from continuing operations if combination had occurred on beginning of the period				₽ 6,821
Percentage of voting interest acquired		65.02%
Additional interest acquired in subsidiary	9.97%
Proportion of ownership interest in subsidiary	74.99%
Total cash consideration	₽ 155,177
Fair value of the consideration paid	₽ 123,010